Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 275,927	$ 141,159	$ 126,956
Cash and cash equivalents of Launch Equity	18,420	10,180	5,142
Accounts receivable	59,398	46,022	39,417
Accounts receivable of Launch Equity	15,187	10,595	37
Investment securities	23,649	15,241	17,262
Investment securities of Launch Equity	65,341	46,237	24,265
Prepaid expenses		3,890	3,280
Property and equipment, net	8,491	8,807	5,572
Restricted cash		1,185	1,040
Deferred tax assets	64,754	0
Other		4,244	1,880
Prepaid expenses and other assets	10,620	9,319
Total assets	541,787	287,560	224,851
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable, accrued expenses and other liabilities		17,373	9,274
Accounts payable, accrued expenses, and other	42,930	50,266
Accrued incentive compensation	83,832	7,254	3,920
Deferred lease obligations		3,636	2,340
Interest rate swap			1,066
Borrowings	200,000	290,000	324,789
Class B liability awards	0	225,249	146,175
Class B redemptions payable	26,713	29,257	14,909
Amounts payable under tax receivable agreements	53,975	0
Contingent value rights	15,080	0
Payables of Launch Equity	14,533	10,726
Securities sold, not yet purchased of Launch Equity	35,497	19,586	6,276
Total liabilities	445,847	603,081	508,749
Commitments and contingencies
Redeemable preferred units	0	357,194	357,194
Additional paid-in capital	(60,305)	0	0
Retained earnings	8,601	0	0
Accumulated other comprehensive income (loss)	826	0	0
Total stockholders' equity	24,559	0	0
Noncontrolling interest - Artisan Partners Holdings	22,464	(709,414)	(664,259)
Noncontrolling interest - Launch Equity	48,917	36,699	23,167
Total equity (deficit)	95,940	(672,715)	(641,092)
Total liabilities, redeemable preferred units and equity (deficit)	541,787	287,560	224,851
Class A Common Stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
common stock	143	0
Class B Common Stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
common stock	256	0
Class C Common Stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
common stock	290	0
Convertible preferred stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Convertible preferred stock ($0.01 par value per share, 15,000,000 shares authorized and 2,565,463 outstanding at September 30, 2013)	$ 74,748	$ 0